Right-of-Use Assets and Lease Liabilities (Schedule of Lease Liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Lease liabilities recognized as of January 1, 2019	$ 884,987
Lease payments made	(195,683)
Interest expense on lease liabilities	59,738
Foreign exchange adjustment	(19,164)
Lease liabilities recognized as of December 31, 2019	729,878
Less: current portion	(163,281)
At December 31, 2019	$ 566,597